GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
Schedule of Changes in Goodwill

Balance as of January 1, 2014	$27,520

Acquisition of Perion	118,880
Acquisition of Grow Mobile	17,692

Balance as of December 31, 2014	$164,092

Acquisition of MMR	7,452
Acquisition of Undertone	119,448
Impairment	(87,043)
Revaluation (foreign currency exchange)	(256)

Balance as of December 31, 2015	$203,693

Summary of Intangible Assets
	December 31, 2013	Additions	Amortization	Impairment	December 31, 2014
	$	$	$	$	$

Acquired technology	-	38,515	-	-	38,515
Accumulated amortization	-	-	(15,698)	-	(15,698)
Impairment	-	-	-	(14,347)	(14,347)
Acquired technology, net	-	38,515	(15,698)	(14,347)	8,470

In-process R&D	-	2,000	-	-	2,000
Impairment	-	-	-	(2,000)	(2,000)
In-process R&D, net	-	2,000	-	(2,000)	-

Tradename and other	-	15,055	-	-	15,055
Accumulated amortization	-	-	(3,041)	-	(3,041)
Impairment	-	-	-	(3,594)	(3,594)
Tradename and other, net	-	15,055	(3,041)	(3,594)	8,420

Intangible assets, net	-	55,570	(18,739)	(19,941)	16,890

	December 31, 2014	Additions	Amortization	Impairment	OCI	Disposals	December 31, 2015
	$	$	$	$	$	$	$

Acquired technology	38,515	20,761	-	-	(46)	(28,515)	30,715
Accumulated amortization	(15,698)	-	(4,374)	-	2	11,107	(8,963)
Impairment	(14,347)	-	-	(4,017)	-	17,408	(956)
Acquired technology, net	8,470	20,761	(4,374)	(4,017)	(44)	-	20,796

In-process R&D	2,000	-	-	-	-	(2,000)	-
Impairment	(2,000)	-	-	-	-	2,000	-
In-process R&D, net	-	-	-	-	-	-	-

Tradename and other	15,055	45,893	-	-	(80)	(6,474)	54,394
Accumulated amortization	(3,041)	-	(4,505)	-	2	1,774	(5,770)
Impairment	(3,594)	-	-	(4,454)	-	4,700	(3,348)
Tradename and other, net	8,420	45,893	(4,505)	(4,454)	(78)	-	45,276

Intangible assets, net	16,890	66,654	(8,879)	(8,471)	(122)	-	66,072

Schedule of Estimated Useful Life of the Intangible Assets
Acquired technology	3-5 years
Tradename and other	4-11 years

Schedule of Estimated Future Amortization Expense
2016	$22,191
2017	16,093
2018	12,113
2019	10,021
2020	4,880
Thereafter	774

$66,072